Label	Element	Value
MATTHEWS CHINA SMALL COMPANIES FUND
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED JANUARY 8, 2020

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2019, AS SUPPLEMENTED

For all existing and prospective Investor Class shareholders of:

Matthews China Small Companies Fund

Effective immediately, the Principal Investment Strategies of Matthews Asia Small Companies Fund and Matthews China Small Companies Fund will be revised to amend the definition of “Small Companies” as described below.

Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS CHINA SMALL COMPANIES FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Matthews China Small Companies Fund:

The second paragraph in the “Principal Investment Strategy” section on page 52 of the prospectus is revised as follows:

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews generally determines whether a company should be considered to be a small company based on its market capitalization (the number of the company’s shares outstanding times the market price per share for such securities). Under normal circumstances, the Fund invests at least 80% of its net assets in any company that has a market capitalization no higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index (each, a “Small Company” and together, “Small Companies”). The largest company in the Fund’s primary benchmark, the MSCI China Small Cap Index, had a market capitalization of $2.35 billion on December 31, 2018. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. A company may grow to a market capitalization that is higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s primary benchmark after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a Small Company. If additional purchases of a security are made, all holdings (including prior purchases) of that security will be re-classified with respect to its market capitalization at the time of the last purchase. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

Please retain this Supplement with your records.